Composed of government securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Treasury Bills - LFT	R$ 31,305,549	R$ 4,363,666	R$ 5,342,992
National Treasury Bills - LTN	3,751,223	6,155,276	1,086,556
National Treasury Notes - NTN	7,725,538	2,814,274	660,918
Total	R$ 42,782,310	R$ 13,333,215	R$ 7,090,466